Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At March 31, 2022	2,439,475	59,209	222,169	140,336	22,171	271,329	1,015,099	37,404		4,207,192
Additions	140,032	-	-	-	-	-	-	145,760		285,791
Disposals/adjustment	(3,791)	-	-	-	-	-	-	(139,892)		(143,667)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2023	2,575,716	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272		4,349,316
Additions	219,301	-	-	-	-	-	-	254,465		473,766
Disposals/adjustment	-	-	-	-	-	-	-	(216,391	)*	(216,391)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,795,016	59,209	222,169	140,336	22,171	271,329	1,015,099	81,347		4,606,691

Amortization and Impairment
At March 31, 2022	2,293,772	59,209	217,895	104,420	21,399	271,329	486,908	-		3,454,932
Charge for the year	105,521	-	4,274	8,979	422	-	-			119,196
Disposals	(3,791)	-	-	-	-	-	-	-		(3,791)
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-		3,570,337
Charge for the year	113,592	-	-	8,979	350	-	-	-		122,920
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,509,094	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257

Net block
At March 31, 2023	180,214	-	(0)	26,937	350	-	528,191	43,272		778,963
At March 31, 2024	285,938	-	(0)	17,958	0	-	528,191	81,347		913,434

Schedule of carrying amount of goodwill

	March 31,
	2023	2024
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited	205,358	205,358
Total	528,191	528,191

Schedule of valuation method of recoverable amount

Below table summarizes the valuation method used for determining recoverable amount:

March 31,
	2023	2024
TSI Yatra Private Limited	Value in use	FVLCOD
Yatra for Business Private Limited	Value in use	FVLCOD
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	Value in use	Value in use

Schedule of EBITDA market multiple
March 31, 2024
EBITDA Market Multiple	14.2 – 16.7

Pre-Tax Discount applied	10% - 20%

Summary of key assumptions used in calculations of value in use for CGUs

	March 31,
	2023*	2024#
Pre-Tax Discount rate	27.20%-30.18%	24.05%
Terminal Value growth rate	5.00%	4%
EBITDA margin over next 5 years (March 31, 2023: 5 years)	20.1-28.7%	22.54%-23.63%

*	Includes assumptions of TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited and Yatra for Business Private Limited

#	Includes assumptions of Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited